Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Neotel Brand INR	Mar. 31, 2012 Neotel Brand INR	Mar. 31, 2013 Computer Software, Intangible Asset INR	Mar. 31, 2012 Computer Software, Intangible Asset INR	Mar. 31, 2013 Customer Relationships INR	Mar. 31, 2012 Customer Relationships INR	Mar. 31, 2013 Licensing Agreements INR	Mar. 31, 2012 Licensing Agreements INR	Mar. 31, 2013 Favorable Leases INR	Mar. 31, 2012 Favorable Leases INR
Intangible Assets [Line Items]
Gross carrying amount	$ 258	14,050	12,264	1,426	1,614	8,463	6,524	4,046	3,997	62	69	53	60
Accumulated amortization	153	8,326	6,217			5,079	3,588	3,185	2,596	9	6	53	27
Net carrying amount	$ 105	5,724	6,047	1,426	1,614	3,384	2,936	861	1,401	53	63		33